Offerings	Jul. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	Pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is registering hereunder an indeterminate number of Class A Ordinary Shares, principal amount of Debt Securities and number of Warrants, Rights or Units as may from time to time be issued at indeterminate prices, with an aggregate initial offering price not to exceed $200,000,000. The registration fee has been calculated on the basis of the maximum aggregate offering price of all securities listed, and the entire registration fee is reflected on the Class A Ordinary Shares line above.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities (Senior or Subordinated)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Included within the $200,000,000 aggregate offering price registered pursuant to Rule 457(o), as described in Note (1). No separate registration fee is required with respect to this line.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Included within the $200,000,000 aggregate offering price registered pursuant to Rule 457(o), as described in Note (1). No separate registration fee is required with respect to this line. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required with respect to Class A Ordinary Shares or Debt Securities issuable upon exercise of Warrants or Rights also registered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Included within the $200,000,000 aggregate offering price registered pursuant to Rule 457(o), as described in Note (1). No separate registration fee is required with respect to this line. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required with respect to Class A Ordinary Shares or Debt Securities issuable upon exercise of Warrants or Rights also registered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Included within the $200,000,000 aggregate offering price registered pursuant to Rule 457(o), as described in Note (1). No separate registration fee is required with respect to this line. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required with respect to Class A Ordinary Shares or Debt Securities issuable upon exercise of Warrants or Rights also registered hereunder.